FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Types of insurance contracts [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial assets at fair value through profit or loss	£ 136,855	£ 116,903
Unconsolidated structured entities [member] | Types of insurance contracts [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial assets at fair value through profit or loss	£ 38,177	£ 26,028